SCHEDULE OF FUTURE OPERATING LEASE PAYMENTS (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Operating Lease Liabilities And Right Of Use Assets
2024 (remaining 6 months)	$ 548,243
2025	378,249
2026	362,001
2027	119,439
Total minimum lease payments	1,407,932
Less: present value discount	(73,097)
Present value of minimum lease payments	$ 1,334,835	$ 661,681